CONVERTIBLE NOTE RECEIVABLE (Details Narrative)	Jan. 10, 2022 USD ($)	Jan. 10, 2022 CNY (¥)
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Interest income	$ 17,961
Heze Hongyuan Natural Gas Co Ltd [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Equity ownership percentage	90.00%	90.00%
Heze Hongyuan Natural Gas Co Ltd [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Equity interest percentage	15.00%	15.00%
Convertible Debt Securities [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Maturity date	January 10, 2025
Debt instrument face amount	$ 780,000	¥ 5,000,000
Interest rate	12.00%	12.00%